Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		93 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Revenues:
Consulting fees	$ 48,953	$ 2,405	$ 263,178	$ 4,425	$ 2,020	$ 140,345	$ 285,980
Department of energy grant revenues	314,970	219,017	1,164,473	836,956	1,336,449	642,596	7,954,779
Department of Energy unbilled grant revenues							197,041
Total revenues	363,923	221,422	1,427,651	841,381	1,338,469	782,941	8,437,800
Cost of revenue:
Consulting revenue	18,792		31,161			61,391	61,391
Gross margin	345,131	221,422	1,396,490	841,381	1,338,469	721,550	8,376,409
Operating expenses:
Project development, including stock based compensation of $0, $0, and $4,468,490, respectively	186,757	135,443	602,230	382,131	591,356	475,792	19,998,305
General and administrative, including stock based compensation of $12,215, $160,874, and $6,484,759, respectively	264,132	152,605	739,160	551,207	716,127	1,281,851	18,782,027
Impairment of property and equipment					1,162,148		1,162,148
Related party license fee							1,000,000
Total operating expenses	450,889	288,048	1,341,390	933,338	2,469,631	1,757,643	40,942,480
Operating income (loss)	(105,758)	(66,626)	55,100	(91,957)	(1,131,162)	(1,036,093)	(32,566,071)
Other income and (expense):
Other income							256,295
Financing related charge							(211,660)
Amortization of debt discount	(47,222)	(52,511)	(131,763)	(178,127)	(221,990)	(122,953)	(1,031,776)
Interest expense	(9,613)	(18,740)	(46,165)	(95,187)	(109,679)	(295,648)	(461,424)
Related party interest expense	(1,458)	(467)	(3,212)	(1,386)	(1,730)	(4,845)	(175,943)
Loss on extinguishment of debt							(2,818,370)
Loss on warrant modification						(803,704)	(803,704)
Gain on settlement of accounts payable and accrued liabilities		96,076	95,990	96,076	134,062	37,891	179,873
Deobligation of Department of Energy billings in excess of estimated earnings						354,000	354,000
Gain / (loss) from change in fair value of warrant liability	55	386	(183)	22,241	22,542	12,326	2,967,358
Gain / (loss) from change in fair value of derivative liability	(45,048)	8,504	(112,785)	68,009	70,614	101,621	172,235
Loss on excess of derivative over face value				(28,507)	(124,883)		(124,883)
Loss on the retirements of warrants							(146,718)
Total other income or (expense)	(103,286)	33,248	(198,118)	(116,881)	(231,064)	(721,312)	(1,844,717)
Loss before income taxes	(209,044)	(33,378)	(143,018)	(208,838)	(1,362,226)	(1,757,405)	(34,410,788)
Provision for income taxes	800		2,291	751	2,400	2,400	87,947
Net loss	(209,844)	(33,378)	(145,309)	(209,589)	(1,364,626)	(1,759,805)	(34,498,735)
Net income (loss) attributable to non-controlling interest	1,100	(376)	3,473	(3,118)	6,099	(2,586)	(6,456)
Net loss attributable to controlling interest	$ (210,944)	$ (33,002)	$ (148,782)	$ (206,471)	$ (1,370,725)	$ (1,757,219)	$ (34,492,279)
Basic and diluted loss per common share	$ 0	$ 0	$ 0	$ (0.01)	$ (0.03)	$ (0.05)
Weighted average common shares outstanding, basic and diluted	187,175,232	42,298,786	151,334,103	38,006,195	44,651,379	32,750,207